UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number	811-10387

Tax-Managed Value Portfolio
(Exact Name of Registrant as Specified in Charter)

The Eaton Vance Building, 255 State Street, Boston, Massachusetts	02109
(Address of Principal Executive Offices)	(Zip code)

Maureen A. Gemma Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and Address of Agent for Service)

Registrant’s Telephone Number, Including Area Code:	(617) 482-8260

Date of Fiscal Year End:	October 31

Date of Reporting Period:	January 31, 2008

Item 1. Schedule of Investments

Tax-Managed Value Portfolio	as of January 31, 2008

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 98.6%

Security	Shares	Value
Aerospace & Defense — 3.8%
General Dynamics Corp.	250,000	$21,115,000
Northrop Grumman Corp.	300,000	23,808,000
United Technologies Corp.	200,000	14,682,000
		$59,605,000
Air Freight & Logistics — 0.6%
FedEx Corp.	100,000	$9,348,000
		$9,348,000
Auto Components — 0.8%
BorgWarner, Inc.	250,000	$12,652,500
		$12,652,500
Beverages — 1.0%
Molson Coors Brewing Co., Class B	350,000	$15,634,500
		$15,634,500
Capital Markets — 7.4%
Ameriprise Financial, Inc.	600,000	$33,186,000
Bank of New York Mellon Corp. (The)	300,000	13,989,000
Franklin Resources, Inc.	75,000	7,817,250
Goldman Sachs Group, Inc.	150,000	30,115,500
Lehman Brothers Holdings, Inc. (1)	275,000	17,646,750
Merrill Lynch & Co., Inc.	250,000	14,100,000
		$116,854,500
Chemicals — 1.1%
Air Products and Chemicals, Inc.	190,000	$17,103,800
		$17,103,800
Commercial Banks — 3.6%
U.S. Bancorp	600,000	$20,370,000
Wachovia Corp. (1)	250,000	9,732,500
Wells Fargo & Co.	800,000	27,208,000
		$57,310,500
Communications Equipment — 1.5%
Nokia Oyj ADR	625,000	$23,093,750
		$23,093,750
Computer Peripherals — 4.9%
Hewlett-Packard Co.	750,000	$32,812,500
International Business Machines Corp.	350,000	37,569,000
NCR Corp. (2)	160,000	3,436,800
Teradata Corp. (2)	160,000	3,811,200
		$77,629,500

Diversified Financial Services — 4.8%
Bank of America Corp.	750,000	$33,262,500
JPMorgan Chase & Co.	900,000	42,795,000
		$76,057,500
Diversified Telecommunication Services — 4.9%
AT&T, Inc.	1,000,000	$38,490,000
Verizon Communications, Inc.	900,000	34,956,000
Windstream Corp.	258,481	3,000,965
		$76,446,965
Electric Utilities — 4.7%
Entergy Corp.	200,000	$21,636,000
Exelon Corp.	400,000	30,476,000
FPL Group, Inc.	325,000	20,956,000
		$73,068,000
Energy Equipment & Services — 2.1%
Diamond Offshore Drilling, Inc.	70,000	$7,905,100
Transocean, Inc. (2)	200,000	24,520,000
		$32,425,100
Food & Staples Retailing — 3.1%
Kroger Co. (The)	650,000	$16,542,500
Safeway, Inc.	525,000	16,269,750
Wal-Mart Stores, Inc.	300,000	15,264,000
		$48,076,250
Food Products — 2.2%
Kraft Foods, Inc., Class A	275,000	$8,046,500
Nestle SA	60,000	26,767,590
		$34,814,090
Health Care Providers & Services — 0.8%
Aetna, Inc.	250,000	$13,315,000
		$13,315,000
Hotels, Restaurants & Leisure — 1.2%
McDonald’s Corp.	350,000	$18,742,500
		$18,742,500
Household Products — 0.8%
Kimberly-Clark Corp.	200,000	$13,130,000
		$13,130,000
Independent Power Producers & Energy Traders — 0.5%
NRG Energy, Inc. (2)	200,000	$7,718,000
		$7,718,000
Insurance — 8.1%
Allstate Corp. (The)	100,000	$4,927,000
American International Group, Inc.	550,000	30,338,000
AON Corp.	350,000	15,232,000
Chubb Corp.	400,000	20,716,000
Hartford Financial Services Group, Inc.	200,000	16,154,000
MetLife, Inc.	125,000	7,371,250
Progressive Corp.	200,000	3,712,000
Travelers Cos., Inc. (The)	600,000	28,860,000
		$127,310,250

Machinery — 4.8%
Caterpillar, Inc.	300,000	$21,342,000
Deere & Co.	400,000	35,104,000
Eaton Corp.	225,000	18,621,000
		$75,067,000
Media — 2.5%
Time Warner, Inc.	1,500,000	$23,610,000
Walt Disney Co.	500,000	14,965,000
		$38,575,000
Metals & Mining — 2.2%
Alcoa, Inc.	325,000	$10,757,500
Freeport-McMoran Copper & Gold, Inc.	275,000	24,483,250
		$35,240,750
Multiline Retail — 1.5%
JC Penney Co., Inc.	250,000	$11,852,500
Target Corp.	200,000	11,116,000
		$22,968,500
Multi-Utilities — 1.4%
Dominion Resources, Inc.	500,000	$21,500,000
		$21,500,000
Oil, Gas & Consumable Fuels — 14.2%
Apache Corp.	250,000	$23,860,000
Chevron Corp.	300,000	25,350,000
ConocoPhillips	450,000	36,144,000
Exxon Mobil Corp.	400,000	34,560,000
Hess Corp.	275,000	24,978,250
Marathon Oil Corp.	225,000	10,541,250
Occidental Petroleum Corp.	500,000	33,935,000
Peabody Energy Corp. (1)	300,000	16,206,000
Valero Energy Corp.	300,000	17,757,000
		$223,331,500
Paper and Forest Products — 0.9%
Weyerhaeuser Co.	200,000	$13,544,000
		$13,544,000
Pharmaceuticals — 5.5%
Abbott Laboratories	250,000	$14,075,000
Johnson & Johnson	300,000	18,978,000
Merck & Co., Inc.	300,000	13,884,000
Pfizer, Inc.	600,000	14,034,000
Wyeth	650,000	25,870,000
		$86,841,000
Real Estate Investment Trusts (REITs) — 1.9%
AMB Property Corp.	110,000	$5,566,000
AvalonBay Communities, Inc.	110,000	10,334,500
General Growth Properties, Inc.	100,000	3,652,000
Public Storage, Inc.	75,000	5,868,750
Simon Property Group, Inc.	50,000	4,469,000
		$29,890,250

Road & Rail — 1.7%
Burlington Northern Santa Fe Corp.	300,000	$25,956,000
		$25,956,000
Semiconductors & Semiconductor Equipment — 0.3%
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	517,569	$4,803,040
		$4,803,040
Specialty Retail — 1.5%
Staples, Inc.	350,000	$8,379,000
TJX Companies, Inc. (The)	475,000	14,991,000
		$23,370,000
Tobacco — 1.8%
Altria Group, Inc.	375,000	$28,432,500
		$28,432,500
Wireless Telecommunication Services — 0.5%
Vodafone Group PLC ADR	225,000	$7,830,000
		$7,830,000
Total Common Stocks (identified cost $1,071,655,152)		$1,547,685,245

Short-Term Investments — 2.3%

	Shares/Interest
Description	(000’s omitted)	Value
Eaton Vance Cash Collateral Fund, LLC, 4.41% (3) (4)	16,505	$16,504,907
Investment in Cash Management Portfolio, 4.32% (3)	$19,754	19,753,767
Total Short-Term Investments (identified cost $36,258,674)		$36,258,674
Total Investments — 100.9% (identified cost $1,107,913,826)		$1,583,943,919
Other Assets, Less Liabilities — (0.9)%		$(14,562,828)
Net Assets — 100.0%		$1,569,381,091

ADR	—	American Depository Receipt

(1)		All or a portion of this security was on loan at January 31, 2008.

(2)		Non-income producing security.

(3)

Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2008. Income earned from investments in the Eaton Vance Cash Collateral Fund, LLC (excluding loan rebate fees) and net income allocated from the Investment in Cash Management Porfolio for the fiscal year to date ended January 31, 2008 were $406,645 and $544,204, respectively.

(4)

The amount invested in Eaton Vance Cash Collateral Fund, LLC represents cash collateral received for securities on loan at January 31, 2008. Other Assets, Less Liabilities includes an equal and offsetting liability of the Portfolio to repay collateral amounts upon the return of loaned securities. As of January 31, 2008, the Portfolio loaned securities having a market value of $16,061,004 and received $16,504,907 of cash collateral for the loans.

The Portfolio did not have any open financial instruments at January 31, 2008.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at January 31, 2008, as determined on a federal income tax basis, were as follows:

Aggregate cost	$1,109,055,867
Gross unrealized appreciation	$483,143,332
Gross unrealized depreciation	(8,255,280)
Net unrealized appreciation	$474,888,052

The net unrealized appreciation on foreign currency transactions at January 31, 2008 on federal income tax basis was $52,654.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Tax-Managed Value Portfolio

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President

Date:	March 11, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President

Date:	March 11, 2008

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer

Date:	March 11, 2008